STOCKHOLDERS EQUITYDEFICIT (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY/DEFICIT
Stockholders Equity	$ 6,860,349	$ 5,286,620